DWS Equity 500 Index VIP Expense Example - Class B [Member] - DWS Equity 500 Index VIP - Class B	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 820